SHARE-BASED COMPENSATION - Schedule of Valuation Assumptions of Stock Options (Details) - Stock Options	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	113.60%
Expected dividend yields	0.00%
Risk-free rate	0.40%